BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of preparation
These unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). These unaudited condensed consolidated financial statements do not include all of the disclosures required under U.S. GAAP in annual financial statements, and should be read in conjunction with our audited consolidated financial statements for the year ended December 31, 2024, which are included in our annual report on Form 20-F for the fiscal year ended December 31, 2024, filed with the U.S. Securities and Exchange Commission on March 31, 2025.

Principles of consolidation
A variable interest entity (“VIE”) is defined by the accounting standard as a legal entity where either (a) equity interest holders, as a group, lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights. A party that is a variable interest holder is required to consolidate a VIE if the holder has both (a) the power to direct the activities that most significantly impact the entity’s economic performance, and (b) the obligation to absorb losses that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant.

Certain VIEs in which we are deemed to be subject to a majority of the risk of loss from the VIE’s activities or entitled to receive a majority of the entity’s residual returns are consolidated. All intercompany balances and transactions are eliminated. The non-controlling interests of the above-mentioned VIEs are included in the unaudited condensed consolidated financial statements.
As of June 30, 2025, there are no VIEs which the Company is required to consolidate, while two VIEs were consolidated by the Company for the period ended June 30, 2024. See Note 5 for further details.
Use of estimates
Use of estimates

The preparation of unaudited condensed consolidated financial statements requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In assessing the recoverability of our vessels carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual values, charter rates, vessel operating expenses and drydocking requirements.

Contingencies
Contingencies
In the ordinary course of business, we are subject to various claims, lawsuits and complaints. A contingent loss is recognized in the unaudited condensed consolidated financial statements if the contingency was present at the date of the unaudited condensed financial statements, the likelihood of loss is considered probable and the amount can be reasonably estimated. If we determine that a reasonable estimate of the loss is a range and there is no best estimate within the range, a contingent loss is recognized for the lower amount within the range. A contingent gain is only recognized when the amount is considered realized or realizable. Legal costs are expensed as incurred.
Earnings per share
Earnings per share
Basic earnings per share for the period is computed based on the income available to common shareholders and the weighted average number of shares outstanding. For the periods ended June 30, 2025 and June 30, 2024, the basic and diluted EPS is determined as follows: Net income attributable to the owners of Cool Company Ltd. divided by the weighted average number of outstanding common shares. The weighted average treasury shares reduce the number of shares outstanding used in calculating earnings per share.
European Union's Emissions Trading System
European Union's Emissions Trading System

The European Union's Emissions Trading System (“EU ETS”) was extended to cover the maritime transportation industry commencing January 1, 2024, with application to all large ships of at least 5,000 gross tonnage. Vessels are in the scope of the scheme for those voyages which begin, end or pass through EU waters. The Company has an obligation to surrender EU ETS emissions allowances (“EUAs”) to the EU for each ton of reported greenhouse gas emissions in the scope of the EU ETS. Where vessels are operated under charters, such EUAs due to the EU are provided to the Company by the charterers pursuant to the terms of the charter hire agreement. The EUAs must be submitted to the EU on an annual basis by September 30 of each year.

Liabilities in relation to EUAs obligations under the EU ETS, but not yet surrendered, are categorized as “Other current liabilities” if settlement to the EU is due within 12 months of the reporting date, and within “Other non-current liabilities” if settlement is due after 12 months of the reporting date. The liability is based on the total number of EUAs required to be submitted based on level of emissions occurring on or prior to the period end. For partially completed voyages, the value of the liability is initially estimated using the cost of EUAs that may be required to be submitted at the reporting date, and updated following completion of the voyage.

Where vessels are operated under charters, such EUAs due to the EU are provided to the Company by the charterers pursuant to the terms of the charter hire agreement. An asset is recognized in relation to EUAs due from charterers, within “Other current assets” if the EUAs are due to be received within 12 months of the reporting date, and within “Other non-current assets” if the EUAs are due to be received after 12 months of the reporting date.

For vessels operated directly by the Company, the cost of EUAs due for voyages that have been fully or partially completed during the year is recognized as an expense in the consolidated statements of operations within “Voyage, charter hire and commission expenses, net”.
EUAs received from charterers and held by the Company are recorded as indefinite-lived intangible assets and categorized as “Current intangible assets, net” if settlement to the EU is reasonably expected within 12 months of the balance sheet date, and within “Non-current intangible assets, net” if settlement is reasonably expected after 12 months of the balance sheet date. These assets are measured at cost, are not subject to amortization and will be subject to an annual impairment review only if it is probable that the EUAs will not be used to settle the obligation with the EU.

To the extent that the liability is met through existing EUAs, the liability is valued at the cost of the related intangible asset, on a first-in-first-out basis. To the extent that the liability is not met through existing EUAs held or through EUAs due to the Company from charterers, the liability will be valued at the cost of EUAs on the EU Carbon Market at the balance sheet date.

The EUAs held as of June 30, 2025 are not subject to an impairment review given that it is probable they will be used to settle the Company’s EU ETS obligation.

As of June 30, 2025, the Company had recognized an obligation to submit EUAs of $2.4 million included in “Other current liabilities” and $1.2 million included in “Other non-current liabilities” and an amount due from charterers of $0.5 million in “Other current assets” and $1.2 million included in “Other non-current assets”. In addition, at June 30, 2025 the Company held EUAs received from charterers during the period at a cost of $1.9 million, included in “Current intangible assets, net” which are expected to be surrendered to EU under the EU ETS within 12 months of the balance sheet date.

Treasury shares
Treasury shares
When the Company repurchases its share capital, the amount of consideration paid, including directly attributable costs, is recognized as a deduction from equity and classified as treasury shares, pending future use.
Segment reporting
Segment reporting

We conduct our operations through a single operating and reportable segment, the LNG carrier market. A segment is a distinguishable component of our operations that is engaged in business activities from which we earn revenues and incur expenses whose operating results are regularly reviewed by our Board of Directors, being the Chief Operating Decision Maker (“CODM”).

The Company’s CODM reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and, hence, the Company has a single reportable segment, the LNG carrier market.

The CODM assesses performance and decides how to allocate resources based on net income, as reported in the consolidated statements of operations. Net income is used by the CODM to assess the Company's profitability, monitor budget versus actual results and make decisions on the Company's strategic activities. The measure of segment assets is reported on the consolidated balance sheets as total assets.

The accounting policies followed by the LNG carrier market are the same as those followed in the preparation of the Company’s consolidated financial statements.

Consolidated expense information presented within the consolidated statements of operations are considered to be significant expenses as they are regularly provided to the CODM. The Company has not identified any other significant expense categories.

Adoption of new accounting standards
Adoption of new accounting standards

In December 2023, the Financial Accounting Standards Board (the "FASB") issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments enhance the transparency and decision usefulness of the annual income tax disclosures. The two primary enhancements include disaggregating existing income tax disclosures related to the effective tax rate reconciliation and income taxes paid. The impact of adoption of ASU 2023-09 had no impact on disclosures in our unaudited condensed consolidated financial statements.

In March 2024, the Financial Accounting Standards Board (the "FASB") issued ASU 2024-01 Compensation - Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards. The amendment adds an illustrative example to demonstrate how an entity should apply the scope guidance in paragraph 718- 10-15-3 to determine whether profits interest and similar awards should be accounted for in accordance with Topic 718, Compensation—Stock Compensation. The adoption of ASU 2024-01 had no material impact on our unaudited condensed consolidated financial statements.

Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted as of June 30, 2025:

Standard	Description	Date of Adoption	Effect on our Unaudited Condensed Consolidated Financial Statements or Other Significant Matters for the Period
ASU 2024-03: Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses and ASU 2025-01: Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date
	The ASU requires, among other items, additional disaggregated disclosures in the notes to financial statements for certain categories of expenses that are included in the consolidated statements of operations.	January 1, 2027	The Company is currently evaluating the impact of this ASU on its consolidated financial statements and related disclosures.
ASU 2025-05: Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets
This ASU provides a practical expedient that all entities can use when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue from Contracts with Customers. Under this practical expedient, an entity is allowed to assume that the current conditions it has applied in determining credit loss allowances for current accounts receivable and current contract assets remain unchanged for the remaining life of those assets.
		January 1, 2026	No material impact is expected as a result of the adoption of this ASU.